RS - Summary of equity-settled 2022 Restricted Stock Unit Plan (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) share_unit_type € / shares	Oct. 18, 2022 € / shares	Jun. 15, 2022 € / shares
2022 June Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Number of share options granted in share-based payment arrangement | share_unit_type	408,956
Exercise price of outstanding share options | € / shares	€ 13.21		€ 18.46
Expense from equity-settled share-based payment transactions | €	€ 444,718
2022 October Restricted Stock Unit Plan [Member]
Restricted Stock Unit Plans [Line Items]
Number of share options granted in share-based payment arrangement | share_unit_type	39,738
Exercise price of outstanding share options | € / shares	€ 13.21	€ 22.22